Stock-Based Compensation (Summary of Activity Related to Employee Restricted Share Units) (Details) - Restricted Share Unit Plan - Employee - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	653,148
Share Unit Plans: Granted including DRIP	270,800
Share Unit Plans: Exercised	(171,274)
Share Unit Plans: Forfeited	(24,463)
Share Unit Plans: Outstanding and exercisable, Ending Balance	728,211
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 52.36
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	52.62
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	59.77
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	50.79
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 50.77
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 57	$ 41